Goodwill	12 Months Ended
Mar. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Goodwill
Goodwill

	JPY (millions)
	2018	2019
Acquisition cost
As of beginning of the year	¥1,020,471	¥1,029,291
Acquisitions (Note 31)	3,256	3,105,512
Deconsolidation	(899)	(3,899)
Foreign currency translation differences	6,512	30,499
Reclassification to assets held for sale (Note 19)	(49)	—
As of end of the year	¥1,029,291	¥4,161,403

Accumulated impairment losses
As of beginning of the year	¥(897)	¥(43)
Deconsolidation	899	40
Foreign currency translation differences	(45)	3
As of end of the year	¥(43)	¥—

Carrying amount
As of beginning of the year	¥1,019,574	¥1,029,248
As of end of the year	1,029,248	4,161,403

Goodwill is allocated to the following groups of cash-generating units (“CGU”):

	JPY (millions) As of March 31
	2018	2019
Prescription drugs sold worldwide	¥527,481	¥3,685,352
Prescription drugs sold outside of the United States and Japan	429,363	403,474
Other	72,404	72,577
Total	¥1,029,248	¥4,161,403

Impairment loss for goodwill is recognized if the recoverable amount of goodwill is less than the carrying amount. The recoverable amount is the greater of fair value less costs to sell, or value in use. Value in use is calculated by discounting the estimated future cash flows based on a three-year projection approved by management using an appropriate growth rate and a discount rate. The projection includes assumptions about product launches, competition from rival products and pricing policy as well as the possibility of generics entering the market and loss of exclusivity. In setting these assumptions, Takeda considers past experience, external sources of information, knowledge of competitor activity, and industry trends.
The significant assumptions used to calculate the recoverable amount (value in use) are as follows:

	Growth Rate	Discount Rate (Post-tax)	Discount Rate (Pre-tax)
	Based on country/market specific long-term average growth rate for the CGU	Based on country/market specific weighted average cost of capital	Based on country/market specific weighted average cost of capital
March 31, 2017	1.5% – 2.7%	4.9% – 13.5%	7.0% – 16.9%
March 31, 2018	1.5% – 3.2%	5.6% – 14.4%	8.0% – 18.0%
March 31, 2019	1.3% – 2.8%	6.1% – 11.8%	8.8% – 15.5%

The value in use exceeded the relevant carrying amount in each group of CGUs, and a reasonable change in the assumptions would not result in an impairment.